TAXES ON INCOME - Summary of Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Israel tax provision at statutory rate	23.00%	23.00%	23.00%
Non-deductible share-based compensation	(2.00%)	(0.61%)	(0.63%)
Effect of other permanent differences	0.47%	(0.01%)	(0.06%)
Change in valuation allowance	(24.41%)	(22.86%)	(22.32%)
Issuance costs	3.68%	0.00%	0.00%
Other adjustments	0.93%	0.25%	0.00%
Effective tax rate	(0.19%)	(0.23%)	(0.01%)